Supplement to the
Fidelity® AMT Tax-Free Money Fund and Fidelity Municipal Money Market Fund
October 30, 2014
Prospectus

Proposed Reorganization. The Board of Trustees of each of Fidelity Union Street Trust II and Fidelity Newbury Street Trust has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Fidelity® AMT Tax-Free Money Fund and Tax-Exempt Fund pursuant to which Fidelity AMT Tax-Free Money Fund would be reorganized on a tax-free basis with and into Tax-Exempt Fund.

The Agreement provides for the transfer of all of the assets of Fidelity AMT Tax-Free Money Fund in exchange for shares of Tax-Exempt Fund equal in value to the net assets of Fidelity AMT Tax-Free Money Fund and the assumption by Tax-Exempt Fund of all of the liabilities of Fidelity AMT Tax-Free Money Fund. After the exchange, Fidelity AMT Tax-Free Money Fund will distribute the Tax-Exempt Fund shares to its shareholders pro rata, in liquidation of Fidelity AMT Tax-Free Money Fund. As a result, shareholders of Fidelity AMT Tax-Free Money Fund will become shareholders of Tax-Exempt Fund (these transactions are collectively referred to as the "Reorganization"). As part of the Reorganization, shareholders of Fidelity AMT Tax-Free Money Fund would receive Premium Class shares of Tax-Exempt Fund.

The Reorganization, which does not require shareholder approval, is expected to take place in the second quarter of 2015. The Reorganization is expected to be a tax-free transaction. This means that neither Fidelity AMT Tax-Free Money Fund nor its shareholders will recognize any gain or loss as a direct result of the Reorganization. For more detailed information, please contact Fidelity at 1-800-544-8544.

SMM-MMM-15-01  January 30, 2015
1.471730.125

Supplement to the
Fidelity® AMT Tax-Free Money Fund and Fidelity Municipal Money Market Fund
October 30, 2014
Prospectus

Proposed Reorganization. The Board of Trustees of each of Fidelity Union Street Trust II and Fidelity Newbury Street Trust has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Fidelity® AMT Tax-Free Money Fund and Tax-Exempt Fund pursuant to which Fidelity AMT Tax-Free Money Fund would be reorganized on a tax-free basis with and into Tax-Exempt Fund.

The Agreement provides for the transfer of all of the assets of Fidelity AMT Tax-Free Money Fund in exchange for shares of Tax-Exempt Fund equal in value to the net assets of Fidelity AMT Tax-Free Money Fund and the assumption by Tax-Exempt Fund of all of the liabilities of Fidelity AMT Tax-Free Money Fund. After the exchange, Fidelity AMT Tax-Free Money Fund will distribute the Tax-Exempt Fund shares to its shareholders pro rata, in liquidation of Fidelity AMT Tax-Free Money Fund. As a result, shareholders of Fidelity AMT Tax-Free Money Fund will become shareholders of Tax-Exempt Fund (these transactions are collectively referred to as the "Reorganization"). As part of the Reorganization, shareholders of Fidelity AMT Tax-Free Money Fund would receive Premium Class shares of Tax-Exempt Fund.

The Reorganization, which does not require shareholder approval, is expected to take place in the second quarter of 2015. The Reorganization is expected to be a tax-free transaction. This means that neither Fidelity AMT Tax-Free Money Fund nor its shareholders will recognize any gain or loss as a direct result of the Reorganization. For more detailed information, please contact Fidelity at 1-800-544-8544.

SMM-MMM-15-01L  January 30, 2015
1.790713.117

Supplement to the

Fidelity® AMT Tax-Free Money Fund (FIMXX) and Fidelity Municipal Money Market Fund (FTEXX)

Funds of Fidelity Union Street Trust II

STATEMENT OF ADDITIONAL INFORMATION

October 30, 2014

The following information supplements fundamental investment limitation information found in the "Investment Policies and Limitations" section on page 4.

Oil, Gas, and Mineral Exploration Programs

For Fidelity® AMT Tax-Free Money Market Fund:

The fund may not invest in oil, gas, or other mineral exploration or development programs.

The following information replaces similar information found in the "Trustees and Officers" section beginning on page 25.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
Fidelity AMT Tax-Free Money Fund	none	none
Fidelity Municipal Money Market Fund	none	over $100,000
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Elizabeth S. Acton	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson
Fidelity AMT Tax-Free Money Fund	none	none	none	none
Fidelity Municipal Money Market Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
Fidelity AMT Tax-Free Money Fund	none	none	none	none
Fidelity Municipal Money Market Fund	none	none	$1 - $10,000	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
SMM-MMMB-15-01  January 30, 2015
1.476046.119